Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 06, 2017 USD ($)	Jun. 14, 2017	Jun. 30, 2017 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 30, 2017 shares	Dec. 31, 2015 $ / shares
Class Of Stock [Line Items]
Common stock, par value | $ / shares			$ 0.01	$ 0.01		$ 0.01		$ 0.01
Proceeds from issuance of common stock, net | $	$ 82,700			$ 76,829	$ 50,018	$ 49,592
Merger transaction, the number of shares into which each share of common stock issued and outstanding prior to merger was converted		0.20
Common Stock
Class Of Stock [Line Items]
Issuance of stock, shares | shares			4,630,194	4,630,194	3,078,075	3,078,075
Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage						7.50%
Preferred stock, liquidation preference per share | $ / shares						$ 1,000
Preferred stock, shares issued | shares							1,050